SUBSEQUENT EVENTS	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

26.	SUBSEQUENT EVENTS

26.1	Purchase of Ross Lane, Oregon Farm Property

On January 12, 2024, the Company executed the option to purchase the Ross Lane property located in Central Point, Oregon for total consideration of $1,525,000.

26.2	New Jersey Retail Investment

On January 17, 2024, the Company announced that it formed Grown Rogue Retail Ventures LLC and signed a definitive agreement on January 16, 2024, to invest in and support Nile of NJ LLC, a company that is developing an adult-use dispensary in West New York, New Jersey. The investment is in the form of a secured note, in which the Company advanced $500,000 pursuant to this secured note on February 13, 2024. These retail operations will be supported with products from a cultivation facility under development.

26.3	Warrants Acceleration

On March 1, 2024, the Company announced it has accelerated the expiry date of an aggregate of 23,270,249 common share purchase warrants comprised of the December Warrants, July Warrants and August Warrants. The Company issued the notice of acceleration required by the warrant certificates governing these warrants on March 1, 2024, thereby accelerating the expiry date to 90 days from the date of notice. As of April 10, 2024, all 23,270,249 common share purchase warrants were exercised for an aggregate of 23,270,249 common shares for aggregate gross proceeds of approximately US$4.7 million.

26.4	Illinois Expansion

On March 5, 2024, the Company announced it signed a definitive agreement to form Rogue EBC, LLC, a joint venture with EBC Ventures. The joint venture has entered into a definitive agreement to acquire 100% of CannEquality, LLC, which holds a craft growers license with the Illinois Department of Agriculture. Grown Rogue will own 70% of the joint venture and has agreed to contribute up to US$6,000,000 to support the development of the facility. The joint venture agreement includes multiple purchase options, which ultimately give Grown Rogue the ability to acquire 100% of the membership interests of the joint venture.

26.5	Grown Rogue Increases Ownership of Michigan Operations

On April 25, 2024, the Company announced that it has increased ownership in its Michigan operations from 52.2% to 80% in two transactions for total consideration of US$2.8M, with US$0.2M paid in cash and US$2.6M paid by way of 4 year sellers’ notes. Grown Rogue increased its ownership in Golden Harvests, the entity that controls its Michigan operations, operating out of an 80,000 sq ft facility that contains approximately 15,000 square feet of flowering bench space. We purchased the total remaining minority interest in Canopy for US$0.8M, which includes a 20% down payment in cash and monthly payments for a period of 4 years with an interest rate of 5.2% per annum. Additionally, the Company purchased 20% of the minority interest in Golden Harvests for US$2.0M, which includes minimum quarterly payments in cash for a period of 4 years. The transaction provides for a valuation of Golden Harvests at US$10.0M. All payments owing to the sellers are expected to be completed with cash on hand and cash generated from operations. The Company retains the option to acquire the remaining 20% of Golden Harvests at a fair market valuation.

25.	SUBSEQUENT EVENTS

25.1	Termination of Advisory Agreement with Vireo Growth Inc.

On October 11, 2024, the Company announced the termination of the advisory agreement with Vireo Growth. As consideration for the early termination, Vireo Growth will forfeit and return for cancellation 4,500,000 of the 8,500,000 share purchase warrants in Grown Rogue International Inc. that are held by Vireo Growth at a CAD$0.225 strike price. Additionally, Vireo Growth will pay the Company US$800,000 in cash. Vireo has the option of deferring the cash payment by making 4 quarterly payments of US$250,000. Grown Rogue will also receive its full consulting fee for the work performed in Q3 2024 and retains its 10,000,000 warrants in Vireo Growth Inc. Subsequent to the unaudited interim consolidated statements of financial position dated September 30, 2024, the Company received a termination fee of $800,000 in cash in accordance with the Consulting Agreement on October 18, 2024.

25.2	ABCO Convertible Note

On October 25, 2024, the Company executed a convertible promissory note with ABCO Garden State, LLC in the amount of $1,050,000. The note is convertible into equity of ABCO at a rate of 1% per $28,571.43 of principal borrowed upon certain future regulatory milestones. The note carries an interest rate of 15% and can be drawn down in increments of $10,000. As of November 13, 2024, the Company had advanced $700k on this promissory note.

25.3	Advances to Nile of NJ LLC under convertible promissory note

On November 1, 2024, the Company through its subsidiary West New York advanced an additional $287,500 to Nile of NJ LLC under a convertible note in the amount of $287,500. West New York concurrently received equity subscriptions of $137,500 in support of this funding.